Revenues from Contracts with Customers (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Revenues from Contracts with Customers
Revenue	$ 618,344	$ 525,229	$ 466,059
Net pool allocation	17,818	7,254	(4,674)
Time Charters
Revenues from Contracts with Customers
Revenue	515,324	485,961	444,407
Cool Pool Services
Revenues from Contracts with Customers
Revenue	102,253	38,046	19,789
Vessel Management Services
Revenues from Contracts with Customers
Revenue	$ 767	$ 1,222	$ 1,863